Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronoucements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

Note 19 - Recent Accounting Pronouncements

The following is a summary of recently issued authoritative pronouncements that could have an impact on the accounting, reporting, and/or disclosure of the consolidated financial information of the Company.

The Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-05, "Comprehensive Income - Presentation of Comprehensive Income". The provisions of this ASU amend FASB Accounting Standards Codification ("ASC") Topic 220, "Comprehensive Income," to facilitate the continued alignment of U.S. GAAP with International Accounting Standards. The ASU prohibits the presentation of the components of comprehensive income in the statement of stockholder's equity. Reporting entities are allowed to present either: a statement of comprehensive income, which reports both net income and other comprehensive income; or separate, but consecutive, statements of net income and other comprehensive income. Under previous GAAP, all 3 presentations were acceptable. Regardless of the presentation selected, the Reporting Entity is required to present all reclassifications between other comprehensive and net income on the face of the new statement or statements.

The FASB subsequently issued ASU 2011-12, which defers the presentation of all reclassification adjustments while the FASB considers the operational concerns raised with regard to this presentation, as well as whether or not this presentation meets the needs of financial statement users. Until the FASB has reached a decision, reporting entities should continue to present reclassifications out of accumulated other comprehensive income consistent with pre-existing requirements.

The provision to prepare either a combined statement of comprehensive income or separate, but consecutive, statements of net income and other comprehensive income remains in effect for fiscal years and interim periods beginning after December 15, 2011 for public companies, and for fiscal years ending after December 15, 2012 for nonpublic companies. As the two remaining options for presentation existed prior to the issuance of this ASU, early adoption is permitted. The Company does not expect the adoption of these pronouncements to have a material impact on consolidated operations or financial position.

The FASB issued ASU 2011-04 to amend FASB ASC Topic 820, Fair Value Measurements, to bring U.S. GAAP for fair value measurements in line with International Accounting Standards. The ASU clarifies existing guidance for items such as: the application of the highest and best use concept to non-financial assets and liabilities; the application of fair value measurement to financial instruments classified in a reporting entity's stockholder's equity; and disclosure requirements regarding quantitative information about unobservable inputs used in the fair value measurements of level 3 assets. The ASU also creates an exception to Topic 820 for entities which carry financial instruments within a portfolio or group, under which the entity is now permitted to base the price used for fair valuation upon a price that would be received to sell the net asset position or transfer a net liability position in an orderly transaction. The ASU also allows for the application of premiums and discounts in a fair value measurement if the financial instrument is categorized in level 2 or 3 of the fair value hierarchy. Lastly, the ASU contains new disclosure requirements regarding fair value amounts categorized as level 3 in the fair value hierarchy such as: disclosure of the valuation process used; effects of and relationships between unobservable inputs; usage of nonfinancial assets for purposes other than their highest and best use when that is the basis of the disclosed fair value; and categorization by level of items disclosed at fair value, but not measured at fair value for financial statement purposes. For public entities, this ASU is effective for interim and annual periods beginning after December 15, 2011. For nonpublic entities, the ASU is effective for annual periods beginning after December 15, 2011. The Company does not expect the adoption of these pronouncements to have a material impact on consolidated operations or financial position.